Employee Benefits and Private Pension Plan	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Employee Benefits and Private Pension Plan
20. Employee Benefits and Private Pension Plan
a. ULTRAPREV- Associaçăo de Previdência Complementar
In February 2001, the Company’s Board of Directors approved the adoption of a defined contribution pension plan to be sponsored by the Company and each of its subsidiaries. Participating employees have been contributing to this plan, managed by Ultraprev—Associação de Previdência Complementar (“Ultraprev”), since August 2001. Under the terms of the plan, every year each participating employee chooses his or her basic contribution to the plan. Each sponsoring company provides a matching contribution in an amount equivalent to each basic contribution, up to a limit of 11% of the employee’s reference salary, according to the rules of the plan. As participating employees retire, they may choose to receive either (i) a monthly sum ranging between 0.3% and 1.0% of their respective accumulated fund in Ultraprev or (ii) a fixed monthly amount, which will exhaust their respective accumulated fund over a period of 5 to 35 years. The sponsoring company does not take responsibility for guaranteeing amounts or the duration of the benefits received by the retired employee. In 2019, the subsidiaries contributed R$ 21,357 (R$ 24,323 in 2018 and R$ 24,819 in 2017) to Ultraprev, which is recognized as expense in the income statement. The total number of participating employees as of December 31, 2019 was 8,008 active participants and 328 retired participants. In addition, Ultraprev had 26 former employees receiving benefits under the rules of a previous plan whose reserves are fully constituted.
b. Post-employment Benefits
The subsidiaries recognized a provision for post-employment benefits mainly related to seniority bonus, payment of Government Severance Indemnity Fund (“FGTS”), and health, dental care, and life insurance plan for eligible retirees.
The amounts related to such benefits were determined based on a valuation conducted by an independent actuary and reviewed by management as of December 31, 2019.

	12/31/2019	12/31/2018
Health and dental care plan (1)	154,142	112,628
Indemnification of FGTS	66,309	83,781
Seniority bonus	34,485	37,397
Life insurance (1)	17,931	16,009

Total	272,867	249,815

Current	28,951	45,655
Non-current	243,916	204,160

(1)	Only IPP and Iconic Lubrificantes S.A. (“Iconic”).
The change in the present value of the post-employment benefit obligation is as follows:

	12/31/2019	12/31/2018
Opening balance	249,815	237,523
Current service cost	(10,704)	6,092
Interest cost	21,386	21,466

Expense for the year	10,682	27,558
Losses from changes in actuarial assumptions	44,489	7,934
Benefits paid directly by Company and its subsidiaries	(33,510)	(23,604)
Exchange rates from post - employment benefits	1,391	404

Ending balance	272,867	249,815

The total of expense in each period is presented below:

	2019	2018	2017
Health and dental care plan	10,442	9,559	164
Indemnification of FGTS	(5,818)	11,159	14,828
Seniority bonus	4,765	5,460	6,883
Life insurance	1,293	1,380	1,543

Total	10,682	27,558	23,418

The main actuarial assumptions used are:

Economic factors	12/31/2019	12/31/2018
	% p .a.	% p .a.
Discount rate for the actuarial obligation at present value	8.79	9.00
Average projected salary growth rate	7.64	7.85
Inflation rate (long term)	3.80	4.00
Growth rate of medical services	7.95	8.16

Demographic factors
Mortality Table for the life insurance benefit – CSO-80
Mortality Table for other benefits—AT 2000 Basic decreased by 10%
Disabled Mortality Table—RRB 1983
Disability Table – Weak light

Sensitivity analysis
The significant actuarial assumptions to determine the provision for post-employment benefits are: discount rate, wage and medical costs increases. The following sensitivity analyses on December
31
, 2019, below shows, were determined based on reasonably possible changes of assumptions occurring at the reporting date of the financial statements, keeping all other assumptions constant.
12/31/2019

Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p	26,741	decrease by 1.0 p.p	49,344
Wage growth rate	decrease by 1.0 p.p	34,978	increase by 1.0 p.p	39,030
Medical services growth rate	decrease by 1.0 p.p	7,137	increase by 1.0 p.p	8,492
The sensitivity analyses presented may not represent the real change in the post-employment benefits obligation, since it is unlikely that changes occur in just one assumption alone, considering that some of these assumptions may be correlated.
Inherent risks related to post-employment benefits
Interest rate risk: a long-term interest rate is used to calculate the present value of post-employment liabilities. A reduction in this interest rate will increase the corresponding liability.
Wage growth risk: the present value of the liability is calculated using as reference the wages of the plan participants, projected with the average nominal wage growth rate. An increase in the real wages of plan participants will increase the corresponding liability.
Medical costs growth risk: the present value of the liability is calculated using as reference the medical cost by age based on actual healthcare costs, projected based on the growth rate of medical services costs. An increase in the real medical costs will increase the corresponding liability.